Personnel and related taxes - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of Personnel and related taxes [Abstract]
Key management personnel compensation	$ 282
Accrued key management expenses	$ 2